SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 12b-25

                                                     SEC File Number 811-08939
                                                        CUSIP Number 628714206

                          NOTIFICATION OF LATE FILING

(Check One):
[   ] Form 10-K and Form 10-KSB             [  ] Form 20-FK
[   ] Form 11-K                             [  ] Form 10-Q and Form 10-QSB

[ X ] Form N-SAR

       For Period Ended: December 31, 2002

       [  ]     Transition Report on Form 10-K
       [  ]     Transition Report on Form 20-F
       [  ]     Transition Report on Form 11-K
       [  ]     Transition Report on Form 10-Q
       [  ]     Transition Report on Form N-SAR

For the Transition Period Ended:____________________________



     Read Attached Instruction Sheet Before Preparing Form. Please Print or
Type.

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.



     If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: ______________________

PART I.-REGISTRANT INFORMATION


     Full Name of Registrant (Former Name if Applicable)

                       NAB Exchangeable Preferred Trust


     Address of Principal Executive Office (Street and Number)

                         c/o Puglisi & Associates
                         850 Library Avenue, Suite 204
                         Newark, Delaware 19715

PART II.-RULE 12b-25(b) and (c)


If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

_X_ (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

___ (b) The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and


___ (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III.-NARRATIVE


State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

     The Bank of New York, Administrator of the Trust, and the Trust's independent accountants have not yet finalized the Trust's semi-annual financial statements for the period ended December 31, 2002.

     Upon completion of the Trust's semi-annual financial statements, the Trust's Form N-SAR and Form N-30D will be completed and filed with the Securities and Exchange Commission.

PART IV.-OTHER INFORMATION


     (1) Name and telephone number of person to contact in regard to this notification.

Donald J. Puglisi                          (302)            738-6680
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(Name)                                     (Area code)      (Telephone number)

     (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).


          __ Yes            _X_ No

          Form N-30D  for the six months ended June 30, 2002

          Form N-SAR for the year ended December 31, 2002

          Form N-30D for the year ended December 31, 2002

     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?


          __ Yes            _X_ No

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.



     NAB Exchangeable Preferred Trust (Name of registrant as specified in charter) has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:  April 9, 2003

By:    /s/ Donald J. Puglisi
       ---------------------
       Donald J. Puglisi
       Managing Trustee

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